Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Common Share
Our basic and diluted earnings per Common Share are calculated as follows:

Year ended December 31,
Dollars in millions, except per share amounts	2025	2024	2023
EARNINGS
Income (loss) from continuing operations	$1,828	$(163)	$964
Less: Dividends on preferred stock	143	143	143
Income (loss) from continuing operations attributable to Key common shareholders	1,685	(306)	821
Income (loss) from discontinued operations, net of taxes	1	2	3
Net income (loss) attributable to Key common shareholders	$1,686	$(304)	$824
WEIGHTED-AVERAGE COMMON SHARES
Weighted-average Common Shares outstanding (000)	1,098,558	949,561	927,217
Effect of common share options and other stock awards(a)	9,436	—	5,542
Weighted-average common shares and potential Common Shares outstanding (000) (b)	1,107,994	949,561	932,759
EARNINGS PER COMMON SHARE
Income (loss) from continuing operations attributable to Key common shareholders	$1.53	$(.32)	$.88
Income (loss) from discontinued operations, net of taxes	—	—	—
Net income (loss) attributable to Key common shareholders (c)	1.53	(.32)	.89
Income (loss) from continuing operations attributable to Key common shareholders — assuming dilution	1.52	(.32)	.88
Income (loss) from discontinued operations, net of taxes — assuming dilution	—	—	—
Net income (loss) attributable to Key common shareholders — assuming dilution (c)	1.52	(.32)	.88
(a)For periods ended in a loss from continuing operations attributable to Key common shareholders, anti-dilutive instruments have been excluded from the calculation of diluted earnings per share.
(b)Assumes conversion of Common Share options and other stock awards and/or convertible preferred stock, as applicable.
(c)EPS may not foot due to rounding.